10. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2014
Income Taxes Tables
Deferred tax assets
	June 30,	June 30,
	2014	2013
Net operating loss carryforwards	$87,801,000	$83,470,000
Research and development tax credits	6,871,000	6,605,000
Accrued expenses, deferred revenue and other	1,003,000	1,698,000
	95,675,000	91,773,000
Valuation allowance	(95,675,000)	(91,773,000)
Net deferred tax assets	$-	$-